PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Sep. 30, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of September 30, 2024 and March 31, 2024:

	As of September 30,	As of March 31,
	2024	2024
Prepayments to technical provider	$1,500,000	$1,500,000
Others	1,651	1,651
Total	$1,501,651	$1,501,651